Construction Backlog	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Construction Backlog [Abstract]
Construction Backlog
11.	Construction Backlog

The following represents the backlog of signed construction and engineering contracts in existence at September 30, 2023 and December 31, 2022, which represents the amount of revenue the Company expects to realize from work to be performed on uncompleted contracts in progress and from contractual agreements in effect at September 30, 2023 and December 31, 2022, respectively, on which work has not yet begun:

	2023	2022
Balance - beginning of period	$6,810,762	$3,217,909
New contracts and change orders during the period	11,756,360	13,803,733
Adjustments and cancellations, net	—	1,086,301
Subtotal	18,567,122	18,107,943
Less: contract revenue earned during the period	(14,566,351)	(11,297,181)
Balance - end of period	$4,000,771	$6,810,762

The Company’s remaining backlog as of September 30, 2023 represents the remaining transaction price of firm contracts for which work has not been performed and excludes unexercised contract options.

The Company expects to satisfy its backlog which represents the remaining unsatisfied performance obligation on contracts as of September 30, 2023 over the following period:

2023
Within 1 year	$4,000,771
1 to 2 years	—
Total Backlog	$4,000,771

Although backlog reflects business that is considered to be firm, cancellations, deferrals or scope adjustments may occur. Backlog is adjusted to reflect any known project cancellations, revisions to project scope and cost and project deferrals, as appropriate.

13.	Construction Backlog

The following represents the backlog of signed construction and engineering contracts in existence at December 31, 2022 and 2021, which represents the amount of revenue the Company expects to realize from work to be performed on uncompleted contracts in progress and from contractual agreements in effect at December 31, 2022 and December 31, 2021, respectively, on which work has not yet begun:

	2022	2021
Balance - beginning of period	$3,217,909	$25,117,461
New contracts and change orders during the period	13,803,733	3,191,335
Adjustments and cancellations, net	1,086,301	(18,297,197)
Subtotal	18,107,943	10,011,599
Less: contract revenue earned during the period	(11,297,181)	(6,793,690)
Balance - end of period	$6,810,762	$3,217,909

Backlog at December 31, 2021 included two contracts entered into during the third quarter of 2020 in the amount of approximately $4 million and approximately $2.95 million along with three contracts during the fourth quarter of 2020 in the amount of approximately $2.7 million, $0.80 million, and $0.70 million. The Company executed one large contract in the first quarter of 2021 in the amount of approximately $1.3 million, one large contract in the third quarter of 2021 of approximately of $0.87 million and had one large partial contract cancellation to an existing contract of approximately ($1.3) million. The Company executed one large contract in the fourth quarter of 2021 in the amount of approximately $0.78 million and had one contract cancellation in the amount of approximately $16.9 million. During 2022, the Company entered into a contract with ATCO Structures & Logistics (USA) Inc. for $5,771,200 that is reflected in the December 31, 2022 backlog. The Company expects that all of this revenue will be realized by December 31, 2023.

The Company’s remaining backlog as of December 31, 2022 represents the remaining transaction price of firm contracts for which work has not been performed and excludes unexercised contract options.

The Company expects to satisfy its backlog which represents the remaining unsatisfied performance obligation on contracts as of December 31, 2022 over the following period:

2022
Within 1 year	$6,810,762
Total Backlog	$6,810,762

Although backlog reflects business that is considered to be firm, cancellations, deferrals or scope adjustments may occur. Backlog is adjusted to reflect any known project cancellations, revisions to project scope and cost and project deferrals, as appropriate.